                           AHA INVESTMENT FUNDS, INC.
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                             AS OF DECEMBER 31, 1995

CONTENTS
-------------------------------------------------------------------------------

                                                                    PAGE

Portfolio of Investments                                              1

   Full Maturity Fixed Income Portfolio
   Limited Maturity Fixed Income Portfolio
   Diversified Equity Portfolio
   Balanced Portfolio

Financial Statements                                                  36

Notes to Financial Statements                                         40

                      FULL MATURITY FIXED INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                DECEMBER 31, 1995



 SHARES OR
 PRINCIPAL
 ---------
 LONG-TERM OBLIGATIONS                                        105.3%          MARKET VALUE
 ---------------------                                                        ------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS                        67.2%
 --------------------------------------
                        United States Treasury Bonds Stripped
$   1,300,000            0.000%    02/15/19                                 $      312,632
    4,200,000            0.000%    02/15/20                                        949,640
      905,000            0.000%    08/15/20                                        198,416


                        United States Treasury Bonds
      305,000            8.875%    02/15/19                                        411,559
      682,000            7.250%    08/15/22                                        789,841
    2,665,000            6.250%    08/15/23                                      2,739,953
      620,000            7.625%    02/15/25                                        757,756
      195,000            6.875%    08/15/25                                        220,045

                        United States Treasury Notes
    1,570,000            6.625%    03/31/97                                      1,597,475
    1,680,000            5.625%    10/31/97                                      1,693,126
      325,000            5.250%    07/31/98                                        325,203
    6,276,000            5.125%    11/30/98                                      6,254,422
    2,950,000            7.750%    12/31/99                                      3,203,514
    1,730,000            6.250%    08/31/00                                      1,791,089
      729,000            8.500%    11/15/00                                        826,048
      156,000            6.250%    02/15/03                                        162,874
      695,000            5.750%    08/15/03                                        703,688
      410,000            5.875%    02/15/04                                        418,456
      277,000            7.250%    08/15/04                                        308,163
      335,000            7.875%    11/15/04                                        388,076
      475,000            6.500%    05/15/05                                        506,320
    1,685,000            6.500%    08/15/05                                      1,795,578


                        Federal Home Loan Mortgage Corporation
      128,197            10.500%   01/01/10 Series 16-0098                         140,626
       22,255            9.000%    09/01/19 Series 53-8227                          23,327
      570,000            6.500%    03/01/24                                        564,478
    4,400,000            7.000%    01/01/26                                      4,444,000
      500,000            7.500%    01/01/26                                        513,281


The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS  (UNAUDITED)


 SHARES OR
 PRINCIPAL                                                                    MARKET VALUE
 ---------                                                                    ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
 --------------------------------------------------

                        Federal National Mortgage Association
                        (mortgage-backed securities)
$     185,000            8.400%   10/25/04                                     $   199,286
      855,000            6.500%   03/01/24                                         845,916
      997,387            7.500%   09/01/25                                       1,022,940


                        Government National Mortgage Association
                        (mortgage-backed securities)
      196,726            6.500%   01/15/23                                         195,919
      257,098            6.500%   01/15/24                                         255,661
      870,617            7.000%   06/20/25                                         892,383
                                                                                   -------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                    35,451,691


ASSET BACKED OBLIGATIONS                                      6.9%
------------------------
                        Advanta Credit Card Master Trust
      675,000            6.050%   08/01/03  Series 1995-F                          686,299

                        First USA Credit Card Trust
      300,000            6.240%   10/15/04  Series 1995-2                          300,645

                        Ford Motor Credit Company
      126,239            4.300%   07/15/98 Series 1993-B                           125,481

                        General Motors Acceptance Corporation Grantor Trust
        9,226            5.550%   05/15/97  Series 1992-D                            9,220

                        MBNA Credit Card Master Trust
      300,000            6.208%   04/15/05  Series 1995-J                          300,126

                        NationsBank Auto Grantor
      530,351            5.850%   06/15/02  Series 1995-A                          533,406


The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS  (UNAUDITED)


 SHARES OR
 PRINCIPAL                                                                               MARKET VALUE
 ---------                                                                               ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 ASSET BACKED OBLIGATIONS (CONTINUED)
 ------------------------------------
                        Resolution Trust Corporation
$    708,369             6.622%   09/25/21  Series 1992-9                           $         686,222
     500,020             7.197%   06/25/24                                                    493,770

                        Standard Credit Card Trust Series 1993-2
      65,000             8.250%   11/07/01                                                     72,021
     250,000             5.950%   10/07/04                                                    249,827
     185,000             7.250%   04/07/06                                                    199,968
                                                                                              -------
 TOTAL ASSET BACKED OBLIGATIONS                                                             3,656,985

 CORPORATE OBLIGATIONS                 31.2%
 ---------------------

 AEROSPACE & DEFENSE                    1.1%
 -------------------
                        United Airlines Corporation
     425,000             11.210%   05/01/14                                                   566,237

 BANKS                        7.3%
 -----
                        Banque Paribas
     400,000             6.875%   03/01/09                                                    400,500

                        Citicorp
     155,000             8.000%   02/01/03                                                    171,281

                        First National Bank of Boston
     600,000             8.375%   12/15/02                                                    673,986

                        Fleet Norstar Bank
     180,000             7.650%   03/01/97                                                    183,880

                        Mellon Financial Company
     600,000             6.300%   06/01/20                                                    610,948

                        NationsBank Corporation
     700,000             7.250%   10/15/25                                                    728,423

                        National Bank of Detroit
     220,000             8.250%   11/01/24                                                    258,123


The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS  (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                         MARKET VALUE
 ---------                                                                         ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 BANKS (CONTINUED)
 -----------------
                 Wachovia Bank
$   300,000        4.500%   02/16/96                                          $         299,789
    500,000        6.800%   06/01/05                                                    523,482
                                                                              -----------------
                                                                                      3,850,412

 COMMUNICATION        1.0%
 -------------
                  Time Warner Entertainment
    500,000        8.375%   07/15/33                                                    546,926


 ELECTRONICS          1.3%
 -----------
                  Hydro-Quebec
    500,000        8.400%   01/15/22                                                    580,620
     70,000        9.500%   04/30/27                                                     92,206
                                                                              -----------------
                                                                                        672,826


 FINANCIAL            9.0%
 ---------
                  BHP Financial USA
    275,000        7.875%   12/01/02                                                    299,899

                  Beneficial Corporation
    700,000        7.450%   01/19/96                                                    700,938

                  Chrysler Financial Corporation
    750,000        7.570%   03/17/97                                                    766,522

                  Equitable Companies
    400,000        9.000%   12/15/04                                                    458,618

                  General Motors Acceptance Corporation
    220,000        8.625%   01/18/01                                                    244,945
    200,000        7.400%   09/01/25                                                    212,659

                  International Lease Financial Company
    600,000        6.250%   10/15/00                                                    609,774


The accompanying notes to the financial statements are an integral part of this schedule.

                     PORTFOLIO OF INVESTMENTS  (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                         MARKET VALUE
 ---------                                                                         ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 FINANCIAL (CONTINUED)
 ---------------------
                 ITT Financial Corporation
$   140,000        6.750%   11/15/05                                          $         143,493
    200,000        7.375%   11/15/15                                                    206,307

                 KFW International
    215,000        8.200%   06/01/06                                                    247,990

                 Long Island Lighting Financial
    400,000        8.200%   06/01/06                                                    425,070

                 Smith Barney Holding Incorporated
    450,000        6.500%   10/15/02                                                    456,268
                                                                                        -------
                                                                                      4,772,483


 HEALTH CARE          0.7%
 -----------
                 Schering Plough Corporation
    400,000        0.000%   12/02/96 effective yield 6.75%                              380,606



 METAL & MINERAL      1.2%
 ---------------
                 Noranda Incorporated
    600,000        7.000%   07/15/05                                                    623,970


 PAPER                0.3%
 -----
                 Westvaco Corporation
    120,000        8.300%   08/01/22                                                    134,214


 RETAIL STORES        0.4%
 -------------
                 May Department Stores
    165,000        8.375%   08/01/24                                                    187,467




The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS  (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                         MARKET VALUE
 ---------                                                                         ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 TELECOMMUNICATION    1.8%
 -----------------
                 TCI Communications Incorporated
$   400,000        8.750%   08/01/15                                          $         441,473

                 US West Communication
    500,000        7.125%   11/15/43                                                    515,044
                                                                              -----------------
                                                                                        956,517


 UTILITIES            1.9%
 ---------
                 Idaho Power Company
    125,000        8.000%   03/15/04                                                    139,033

                 KN Energy Incorporated
    200,000        9.625%   08/01/21                                                    239,363

                 Niagara Mohawk Power Company
    400,000        7.750%   05/15/06                                                    378,447

                 Puget Sound Power & Light
    250,000        7.700%   12/10/01                                                    272,059
                                                                                        -------
                                                                                      1,028,902


 MISCELLANEOUS        2.9%
 -------------
                 Lubrizol Corporation
    400,000        7.250%   06/15/25                                                    440,016

                 Manitoba Province CDA
    325,000        6.125%   01/19/04                                                    328,065

                 News American Holdings
    400,000        8.875%   04/26/23                                                    477,185

                 New Zealand
    225,000        8.750%   12/15/06                                                    275,755
                                                                                        -------
                                                                                      1,521,021


The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                         MARKET VALUE
 ---------                                                                         ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 EURO BONDS           2.3%
 ----------
                 International Bank Recon & Development
$   180,000        9.750%   01/23/16                                          $         243,900
    285,000        9.250%   07/15/17                                                    379,971

                  Norddeutsche
    300,000        6.875%   03/10/03                                                    312,180

                  Quebec Province
     30,000        7.150%   02/09/24                                                     30,314

                  Westdeutsche Bank
    240,000        6.750%   06/15/05                                                    253,008
                                                                                        -------
                                                                                      1,219,373

 TOTAL CORPORATE OBLIGATIONS                                                         16,460,954
                                                                                     ----------

 TOTAL LONG-TERM OBLIGATIONS (COST $53,298,761)                                      55,569,630
                                                                                     ----------



 SHORT-TERM OBLIGATIONS                 5.4%
 ----------------------

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS             0.4%
 --------------------------------------
                 Federal Farm Credit Bank
     30,000        5.650%   01/04/96                                                     29,986

                 Federal National Mortgage Association
    100,000        5.670%   01/04/96                                                     99,953
     75,000        5.670%   01/19/96                                                     74,793
                                                                                         ------
 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                           204,732




The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS  (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                         MARKET VALUE
 ---------                                                                         ------------
 SHORT-TERM OBLIGATIONS (CONTINUED)
 ----------------------------------
 DEMAND NOTES         5.0%
 ------------
                 Corporate Receivable Corporation
$ 1,000,000        5.750%   01/17/96                                          $         997,444

                 General Mills Demand Note
        266        5.490%   12/31/31                                                        266

                 Southwestern Bell Demand Note
    598,230        5.719%   12/31/31                                                    598,231

                 Pitney Bowes Demand Note
    407,938        5.487%   12/31/31                                                    407,938

                 Wisconsin Electric Demand Note
    637,718        5.528%   12/31/31                                                    637,718
                                                                                        -------
 TOTAL DEMAND NOTES                                                                   2,641,597

 TOTAL SHORT-TERM OBLIGATIONS
 (AMORTIZED COST  $2,846,329)                                                         2,846,329

 TOTAL INVESTMENTS
 (COST BASIS $56,145,090)             110.7%                                         58,415,959

 CASH AND OTHER ASSETS, LESS
   LIABILITIES                        -10.7%                                         (5,625,402)
                                                                                     ----------

 TOTAL NET ASSETS                     100.0%                                  $      52,790,557
                                                                                     ----------
                                                                                     ----------




The accompanying notes to the financial statements are an integral part of this schedule.

                   LIMITED MATURITY FIXED INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                               DECEMBER 31, 1995

 SHARES OR
 PRINCIPAL
 ---------
 LONG-TERM OBLIGATIONS                          92.7%                                     MARKET VALUE
 ---------------------                                                                    ------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS         51.0%
 --------------------------------------
                  United States Treasury Notes
$  2,860,000        7.500%   12/31/96                                                 $      2,924,350
     210,000        7.500%   01/31/97                                                          215,119
     200,000        6.875%   03/31/97                                                          204,062
   3,220,000        6.500%   05/15/97                                                        3,275,342
   1,230,000        5.625%   06/30/97                                                        1,238,456
   3,205,000        6.500%   08/15/97                                                        3,270,099
   3,140,000        6.000%   08/31/97                                                        3,179,250
   5,155,000        5.500%   09/30/97                                                        5,182,382
   2,240,000        5.625%   10/31/97                                                        2,257,501
   5,097,000        7.375%   11/15/97                                                        5,291,323
   7,105,000        5.625%   01/31/98                                                        7,164,943
   5,030,000        7.250%   02/15/98                                                        5,231,200
   1,800,000        6.125%   05/15/98                                                        1,836,000
   1,000,000        5.375%   05/31/98                                                        1,003,437
   2,708,000        5.125%   06/30/98                                                        2,702,077
   4,000,000        5.875%   08/15/98                                                        4,063,747
   3,905,000        5.125%   11/30/98                                                        3,891,573
   8,815,000        6.500%   04/30/99                                                        9,140,053
   1,555,000        7.750%   01/31/00                                                        1,690,091
   7,755,000        6.750%   04/30/00                                                        8,164,556
  15,745,000        6.250%   05/31/00                                                       16,286,234

                  Federal Home Loan Bank  Corporation
     900,000        5.945%   09/05/97                                                          909,337


                  Federal Home Loan Mortgage Corporation
     227,784        6.225%   05/15/97 Variable Rate CMO                                        228,295

                  Federal National Mortgage Association
                  (mortgage-backed securities)
   1,960,000        5.650%   10/20/97                                                        1,973,190

                  Government National Mortgage Association
                  (mortgage-backed securities)
     248,586      10.000%   08/15/16                                                           274,486
     214,523      10.000%   09/15/16                                                           236,875

The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS  (UNAUDITED)


 SHARES OR
 PRINCIPAL                                                                               MARKET VALUE
 ---------                                                                               ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
 --------------------------------------------------
                  Government National Mortgage Association (Continued)
                  (mortgage-backed securities)
$      9,804        9.500%   11/15/16                                                 $         10,582
      70,773        9.500%   05/15/18                                                           76,274
       1,852        9.500%   06/15/18                                                            1,996
      47,244        9.500%   07/15/18                                                           50,917
      16,800       10.000%   10/15/18                                                           18,536
     219,197       10.000%   11/15/18                                                          241,843
      88,294       10.000%   03/15/19                                                           97,367
      18,661       10.000%   04/15/19                                                           20,579
      12,345        9.500%   09/15/19                                                           13,296
      10,899        9.500%   04/15/20                                                           11,731
     389,542        9.500%   05/15/20                                                          419,295
     342,504        9.500%   06/15/20                                                          368,665
     108,245        9.500%   08/15/20                                                          116,513
      32,932       10.000%   08/15/20                                                           36,295
       6,456        9.500%   09/15/20                                                            6,949
      27,433        9.500%   10/15/20                                                           29,528
     725,516        9.500%   11/15/20                                                          780,931
     165,224        9.500%   03/15/21                                                          177,748
      11,613        9.500%   04/15/21                                                           12,493
     111,286        9.500%   06/15/21                                                          119,721
                                                                                               -------
 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                               94,445,237


 Asset Backed Obligations             13.8%
                  Advanta Credit Card Master Trust
   2,000,000        6.050%   08/01/03  Series 1995-F                                         2,033,480

                  Case Equipment
   3,101,517        7.300%   03/15/02                                                        3,177,009


                  Chase Manhattan Grantor
     393,943        4.200%   04/15/99  Series 1993-A                                           392,332
   2,691,904        6.000%   09/17/01  Series 1995-A                                         2,712,147


The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS  (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                                MARKET VALUE
 ---------                                                                                ------------
 LONG-TERM OBLIGATIONS (CONTINUED)

 ---------------------------------
 ASSET BACKED OBLIGATIONS (CONTINUED)
 ------------------------------------
                  Daimler Benz Auto Receivable
$    826,633        3.900%   10/15/98  Series 1993-A                                  $        822,268
     881,291        5.950%   12/15/00  Series 1994-A                                           883,529

                  Discover Credit Card Trust Series 1992-A
   1,150,000        6.250%   08/16/00                                                        1,168,009

                  Ford Credit Grantor Trust
   2,032,936        5.900%   10/15/00 Series 1995-B                                          2,046,882

                  General Motors Acceptance Corporation Grantor Trust
   1,000,000        7.900%   05/01/97                                                        1,029,596
   1,000,000        7.500%   03/16/98                                                        1,038,107

                  Green Tree Financial Corporation
   2,026,200        5.600%   04/15/19                                                        2,024,194

                  Honda Auto Receivable
      78,129        4.900%   06/15/98 Series 1992-A                                             78,126

                  Premier Auto Trust
   1,452,376        4.900%   10/15/98 Series 1993-2                                          1,448,368
   5,000,000        6.350%   05/02/00 Series 1994-2                                          5,058,915

                  USAA Auto Loan Grantor Series 1994-1
   1,061,664        5.000%   11/15/99                                                        1,058,075

                  Western Financial Grantor Trust
     505,436        6.050%   11/01/00                                                          509,732
                                                                                         -------------
 TOTAL ASSET BACKED OBLIGATIONS                                                             25,480,769

 CORPORATE OBLIGATIONS                27.9%
 BANKS                                 6.4%
                  BankAmerica Corporation
   2,000,000        5.750%   03/18/98                                                        2,003,188




The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                                MARKET VALUE
 ---------                                                                                ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS (CONTINUED)
 ---------------------------------
 BANKS (CONTINUED)
 -----------------
                  Mellon Financial Company
$    675,000        6.500%   12/01/97                                                 $        685,435

                  National Australia Bank
   3,000,000        9.700%   10/15/98                                                        3,299,223

                  National Bank of Detroit
     800,000        6.500%   05/27/97                                                          811,186
                   Society Bank
   5,000,000        6.875%   10/15/96                                                        5,050,210
                                                                                             ---------
                                                                                            11,849,242

 CHEMICALS              1.3%
 ---------
                  Arco Chemical Company
   2,000,000        9.900%   11/01/00                                                        2,349,946


 COMMUNICATION          5.0%
 -------------
                  AT&T Capital
   4,000,000        6.990%   10/12/96                                                        4,043,732
     650,000        6.380%   08/28/98                                                          661,873

                  International Business Machine Company
   1,500,000        6.375%   11/01/97                                                        1,524,945

                  Xerox Corporation
   3,000,000        6.840%   06/01/00                                                        3,111,705
                                                                                             ---------
                                                                                             9,342,255

 FINANCIAL             14.4%
 ---------
                  American General Finance
   1,050,000        7.850%   10/10/97                                                        1,091,193
     810,000        8.500%   08/15/98                                                          865,910



The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                                MARKET VALUE
 ---------                                                                                ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS
 ---------------------
 FINANCIAL (CONTINUED)
 ---------------------
                  Associates Corporation
$    830,000        8.375%   01/15/98                                                 $        874,928
   1,400,000        6.375%   08/15/98                                                        1,427,522

                  Chrysler Financial Corporation
   4,000,000        6.000%   04/15/96                                                        4,003,415

                  Fleet Financial Group
   2,125,000        6.000%   10/26/98                                                        2,147,276

                  Ford Motor Credit Company
     500,000        7.125%   12/01/97                                                          514,408
   1,500,000        8.000%   12/01/97                                                        1,567,564

                  General Electric Capital Corporation
     800,000        6.125%   04/15/97                                                          808,175
   1,000,000        7.840%   02/05/98                                                        1,048,392
   2,400,000        8.100%   01/26/99                                                        2,574,866

                  Household Financial Corporation
     840,000        6.700%   08/08/97                                                          854,294

                  International Lease Financial Corporation
   2,000,000        6.375%   11/01/96                                                        2,013,028
   1,900,000        7.150%   04/20/98                                                        1,963,158

                  Norwest Financial Corporation
   1,000,000        8.500%   08/15/98                                                        1,071,031
     850,000        7.700%   11/15/97                                                          884,390

                  Olympia Financial
     936,808        6.200%   01/15/02                                                          948,509

                  Transamerica Financial Corporation
   1,000,000        7.180%   07/29/98                                                        1,036,734


The accompanying notes to the financial statements are an integral part of this] schedule.

                       PORTFOLIO OF INVESTMENTS  (UNAUDITED)

 SHARES OR
 PRINCIPAL                                                                                MARKET VALUE
 ---------                                                                                ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS
 ---------------------
 FINANCIAL (CONTINUED)
 ---------------------
                  Toyota Motor Credit Note
$  1,060,000        6.800%   04/15/98                                                 $      1,088,372
                                                                                             ---------
                                                                                            26,783,165
 FOOD, BEVERAGES & TOBACCO             0.8%
 -------------------------
                  PepsiCo Incorporated
   1,435,000        5.000%   02/24/97                                                        1,430,461
                                                                                             ---------
 TOTAL CORPORATE OBLIGATIONS                                                                51,755,069

                                                                                            ----------
 TOTAL LONG-TERM OBLIGATIONS
 (COST $168,996,128)                                                                       171,681,075
                                                                                           -----------
 SHORT-TERM OBLIGATIONS                6.2%
 ----------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS          3.2%
 --------------------------------------
                  Federal Home Loan Mortgage  Discount Note
   1,525,000        5.560%   01/08/96                                                        1,523,351
   4,450,000        5.660%   01/16/96                                                        4,439,505
                                                                                             ---------
                                                                                             5,962,856
 COMMERCIAL PAPER                      3.0%
 ----------------
                  Deutsche Bank
   5,000,000        7.498%   01/21/97                                                        5,025,417

                  Phillip Morris Company
     545,000        5.800%   07/03/95                                                          544,913
                                                                                               -------
 TOTAL COMMERCIAL PAPERS                                                                     5,570,330
                                                                                             ---------
 TOTAL SHORT-TERM OBLIGATIONS
 (AMORTIZED COST $11,533,186)                                                               11,533,186
                                                                                            ----------
 TOTAL INVESTMENTS
 (COST BASIS $180,529,314)            98.9%                                                183,214,261

 CASH AND OTHER ASSETS, LESS
  LIABILITIES                          1.1%                                                  2,083,854
                                                                                             ---------
 TOTAL NET ASSETS                    100.0%                                                185,298,115
                                                                                           -----------
                                                                                           -----------

The accompanying notes to the financial statements are an integral part of this schedule.

                          DIVERSIFIED EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                DECEMBER 31, 1995

SHARES OR
PRINCIPAL
---------
EQUITIES                                 99.7%                                MARKET VALUE
--------                                                                      ------------
AEROSPACE & DEFENSE                       1.6%
-------------------
  2,600      AlliedSignal Incorporated                                    $        123,500
    100      General Dynamics Corporation                                            5,913
  5,300      Lockheed Martin Corporation                                           418,700
  1,500      Rockwell International Corporation                                     79,313
  1,100      Textron Incorporated                                                   74,250
  1,200      United Technologies Corporation                                       113,850
                                                                                   -------
                                                                                   815,526


APPAREL                                   0.1%
-------
    500      Laidlaw Incorporated                                                    5,125


AUTOMOTIVE                                4.3%
----------
  3,800      Chrysler Corporation                                                  210,425
  4,500      Echlin Corporation                                                    164,250
276,020      Ford Motor Company                                                    800,400
  2,500      General Motors Corporation                                            132,188
 29,000      Harley Davidson Company                                               833,750
  1,000      PACCAR Incorporated                                                    42,125
                                                                                    ------
                                                                                 2,183,138

BANKS                                     5.7%
-----
  1,600      Banc One Corporation                                                   60,400
  5,600      Bank of Boston Corporation                                            259,000
  1,000      Bank of New York Corporation                                           48,750
  1,500      BankAmerica Corporation                                                97,125
 12,600      Barnett Banks Incorporated                                            743,400
  7,400      Chase Manhattan Corporation                                           448,625
  3,300      Chemical Banking Corporation                                          193,875
 11,000      Citicorp                                                              739,750
    600      First Union Corporation                                                33,375
  1,500      J.P. Morgan & Company                                                 120,375
    300      Mellon Bank Corporation                                                16,125
  1,200      Nations Bank Corporation                                               83,550
                                                                                    ------
                                                                                 2,844,350


The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
--------------------                                                          ------------
BASIC INDUSTRIES                          1.3%
----------------
  2,700      Aluminum Company of America                                  $        142,763
  1,100      Asarco Incorporated                                                    35,200
  9,500      Crane Company                                                         350,313
  1,400      Newmont Mining Corporation                                             63,350
    200      Parker Hannifin Corporation                                             6,850
    600      Phelps Dodge Corporation                                               37,350
    400      Reynolds Metals Company                                                22,650
    200      Timken Company                                                          7,650
                                                                               -----------
                                                                                   666,126

CHEMICALS                                 5.3%
---------
    800      Air Products & Chemicals Incorporated                                  42,200
 11,800      E.I. duPont de Nemours and Company                                    824,525
  2,700      Eastman Chemical Company                                              169,088
  1,900      Grace WR & Company                                                    112,338
 20,000      Minerals Technologies, Incorporated                                   730,000
 37,500      Osmonics Incorporated *                                               764,063
  1,100      Union Carbide Corporation                                              41,250
                                                                               -----------
                                                                                 2,683,464

COMMUNICATION                             2.5%
-------------
 12,400      Dun & Bradstreet Corporation                                          802,900
    200      Knight Ridder Incorporated                                             12,500
  1,600      McGraw-Hill Incorporated                                              139,400
  3,900      Tribune Company                                                       238,388
  1,800      Unicom Corporation                                                     58,950
                                                                               -----------
                                                                                 1,252,138

COMPUTERS & OFFICE EQUIPMENT                            6.9%
---------------------------
 35,300      Amdahl Corporation *                                                  300,050
 18,500      Astra ADR                                                             735,375
    400      Autodesk Incorporated                                                  13,700
  1,000      Ceridian Corporation                                                   41,250
  1,700      Compaq Computer Corporation *                                          81,600
  4,100      Computer Associates International Incorporated                        233,188



The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
--------------------                                                          ------------
COMPUTERS & OFFICE EQUIPMENT (CONTINUED)
----------------------------------------
  1,400      Intel Corporation                                            $         79,450
  3,300      International Business Machines Corporation                           302,775
  1,300      Pitney Bowes Incorporated                                              61,100
  9,000      Sun Microsystems                                                      410,625
 67,500      Tandem Computer Incorporated *                                        717,188
  9,000      Wallace Computer Services Incorporated                                491,625
                                                                                   -------
                                                                                 3,467,926


CONGLOMERATES                             0.1%
-------------
  1,200      Minnesota Mining & Manufacturing Company                               79,500



CONSTRUCTION                              2.2%
------------
  3,400      Armstrong World Incorporated                                          210,800
  1,700      Johnson Controls                                                      116,875
 25,000      Masco Corporation                                                     784,375
                                                                                   -------
                                                                                 1,112,050

CONSUMER DURABLES                         0.8%
-----------------
  5,900      Avery Dennison Corporation                                            295,738
  1,500      Eastman Kodak                                                         100,500
                                                                                   -------
                                                                                   396,238


CONSUMER NON-DURABLES                     5.7%
---------------------
 24,500      American Greetings Company                                            676,813
  1,600      Avon Products Incorporated                                            120,600
 14,300      Bandag Incorporated                                                   773,988
  5,200      B.F. Goodrich Company                                                 354,250
  2,700      Int'l Flavors & Fragrances Incorporated                               129,600
 45,000      Juno Lighting                                                         720,000
  1,200      Procter & Gamble Company                                               99,600
                                                                                    ------
                                                                                 2,874,851



The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
-------------------                                                           ------------
ENERGY & RELATED                          1.8%
----------------
  4,600      Occidental Petroleum Corporation                             $         98,325
 57,000      Owens Illinois Incorporated*                                          826,500
                                                                                   -------
                                                                                   924,825


ENTERTAINMENT & LEISURE                   0.3%
-----------------------
  4,200      Service Corporation International                                     184,800



ELECTRONICS                               3.2%
-----------
 16,300      General Electric Company                                            1,173,600
    100      Honeywell Incorporated                                                  4,863
  1,600      Micron Technology Incorporated                                         63,400
  4,100      National Service Ind. Incorporated                                    132,738
  2,000      Raytheon Company                                                       94,500
  3,200      Tektronix Incorporated                                                157,200
                                                                                   -------
                                                                                 1,626,301

FINANCIAL                                 1.6%
---------
  4,900      Ahmanson H.F. & Company                                               129,850
  6,100      American Express Company                                              252,388
    600      Beneficial Corporation                                                 27,975
  6,300      Household International Incorporated                                  372,488
                                                                                   -------
                                                                                   782,701
FINANCIAL SERVICES                        3.7%
------------------
  7,100      Federal National Mortgage Association                                 881,288
 15,000      Student Loan Corporation                                              510,000
  7,200      Student Loan Marketing Association                                    474,300
                                                                                   -------
                                                                                 1,865,588

FOOD, BEVERAGES & TOBACCO                 5.8%
-------------------------
 15,600      Anheuser-Busch Companies, Incorporated                              1,043,250
 12,300      Campbell Soup Company                                                 738,000
  5,400      Conagra Incorporated                                                  222,750
  5,700      Coors                                                                 126,113


The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
--------------------                                                          ------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
-------------------------------------
  1,400      CPC International Incorporated                               $         96,075
  2,800      Fleming Companies Incorporated                                         57,750
  9,700      Heinz (H.J.) Company                                                  321,313
  9,500      Sara Lee Corporation                                                  302,813
                                                                                   -------
                                                                                 2,908,064


GOLD & PRECIOUS METAL                     0.1%
---------------------
  2,600      Placer Dome Incorporated                                               62,725



HEALTH CARE                               8.0%
-----------
  2,100      American Home Products Corporation                                    203,700
 18,900      Baxter International Incorporated                                     791,438
  3,300      Becton Dickinson & Company                                            247,500
    500      Bristol-Meyers/Squibb                                                  42,938
  2,200      Johnson & Johnson                                                     188,375
  9,000      Merck & Company                                                       591,750
  8,200      Pfizer Incorporated                                                   516,600
 31,400      Pharmacia Akitiebolag ADR                                           1,216,750
  4,300      Schering Plough Corporation                                           235,425
                                                                                   -------
                                                                                 4,034,476


INSURANCE                                 3.9%
---------
  2,200      AETNA Life & Casualty Company                                         152,350
  4,801      Allstate Corporation                                                  197,441
  6,750      American International Group Incorporated                             624,375
    300      Jefferson Pilot Corporation                                            13,950
  1,100      Lincoln National Corporation                                           59,125
 12,000      Progressive Corporation Ohio                                          586,500
  2,700      Safeco Corporation                                                     93,150
  1,700      St. Paul Companies Incorporated                                        94,563
  1,500      Transamerica Corporation                                              109,313
  1,200      USLife Corporation                                                     35,850
                                                                                    ------
                                                                                 1,966,617

The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
--------------------                                                          ------------
PAPER & FOREST PRODUCT                    2.2%
----------------------
 59,000      Asia Pulp & Paper Company *                                  $        479,375
  5,900      Federal Paperboard Company                                            306,063
    300      Georgia Pacific Company                                                20,588
  2,000      Kimberly Clark Company                                                165,500
  3,100      Weyerhaeuser Company                                                  134,075
                                                                                   -------
                                                                                 1,105,601

PETROLEUM                                 6.0%
---------
  3,500      Amoco Corporation                                                     251,563
  1,600      Chevron Corporation                                                    84,000
  1,800      Cyprus Amax Mineral Company                                            47,025
  1,700      Enron                                                                  64,813
  8,300      Exxon Corporation                                                     665,038
  2,300      Mobil Corporation                                                     257,600
  5,600      Phillips Petroleum Company                                            191,100
  1,600      Royal Dutch Petroleum Co. N.Y.-ADR                                    225,800
  1,500      Sun Company                                                            41,063
  2,600      Texaco                                                                204,100
  5,900      USX Marathon Group                                                    115,050
 39,800      YPF S.A. ADR                                                          860,675
                                                                                   -------
                                                                                 3,007,827

RAILROADS                                 2.3%
---------
  3,400      Burlington Northern Incorporated                                      265,200
  1,400      CSX Corporation                                                        63,875
    700      Conrail Incorporated                                                   49,000
 24,000      Trinity Industries                                                    756,000
                                                                                   -------
                                                                                 1,134,075



RESTAURANTS                               0.9%
-----------
 63,000      Ryans Family Steak Houses Incorporated *                              441,000





The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
--------------------                                                          ------------
RETAIL STORES                             3.7%
-------------
    620      Bruno's Incorporated                                         $          6,510
  1,400      Gap Incorporated                                                       58,800
  1,200      Giant Foods Incorporated                                               37,800
 18,500      Kroger Company                                                        693,750
  2,400      Longs Drug Stores                                                     114,900
  2,000      May Department Stores                                                  84,500
  4,600      Mercantile Stores Incorporated                                        212,750
 13,400      Sears Roebuck & Company                                               522,600
  1,700      Supervalu Incorporated                                                 53,550
    400      Tandy Corporation                                                      16,600
  1,100      Walgreen Company                                                       32,863
  1,300      Winn-Dixie Stores Incorporated                                         47,938
                                                                                    ------
                                                                                 1,882,561

SERVICES                                  1.7%
--------
    600      Briggs & Stratton Corporation                                          26,025
  2,700      Browning Ferris Incorporated                                           79,650
 34,500      COMSAT Corporation                                                    642,563
  1,000      John Deere & Company                                                   35,250
  1,000      Snap-On Incorporated                                                   45,250
    400      Whirlpool Corporation                                                  21,300
                                                                                    ------
                                                                                   850,038

TECHNOLOGY                                9.3%
----------
  6,800      EG&G                                                                  164,900
  8,300      Harris Corporation                                                    453,388
  3,300      Hewlett-Packard Company                                               276,375
  1,100      Loral Corporation                                                      38,913
  1,700      Motorola Incorporated                                                  96,900
 30,000      National Semiconductor *                                              667,500
 23,000      Northern Telecom                                                      989,000
  2,100      Perkins-Elmer Corporation                                              79,275
      9      Teledyne Incorporated Preferred                                           129
  7,400      Texas Instruments                                                     382,950
 27,900      WMX Technologies Incorporated                                         833,513
  5,000      Xerox Corporation                                                     685,000
                                                                                   -------
                                                                                 4,667,843

The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS (UNAUDITED)


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                          MARKET VALUE
--------------------                                                          ------------
TEXTILE & APPAREL                         0.1%
-----------------
    500      Spring Industries                                            $         20,688



UTILITIES-ELECTRIC                        2.0%
------------------
  2,100      American Electric Power Company                                        85,050
    800      Baltimore Gas & Electric Company                                       22,800
  2,100      Carolina Power & Light Company                                         72,450
  2,300      Central & Southwest Corporation                                        64,113
  3,900      Detroit Edison Company                                                134,550
  2,700      Entergy Corporation                                                    78,975
 15,000      Houston Industries                                                    363,750
    400      Northern States Power Company                                          19,650
    300      Pacific Enterprises                                                     8,475
  3,500      Pacific Gas & Electric Company                                         99,313
    500      People's Energy Corporation                                            15,875
  1,000      Union Electric Company                                                 41,750
                                                                                    ------
                                                                                 1,006,751


UTILITIES-TELEPHONE                       5.8%
-------------------
 18,500      Ameritech Corporation                                               1,091,500
  3,500      Bell Atlantic Corporation                                             234,063
 14,400      Bell South Corporation                                                626,400
 12,800      GTE Corporation                                                       563,200
  5,400      SBC Communication Incorporated                                        310,500
  2,100      Sprint Corporation                                                     83,717
                                                                                    ------
                                                                                 2,909,380



MISCELLANEOUS                             0.8%
-------------
 50,000      Vans Incorporated                                                     418,750
                                                                                   -------

TOTAL COMMON STOCK (COST 42,641,272)                                            50,181,043


The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL

---------
SHORT-TERM OBLIGATIONS                    0.1%                                MARKET VALUE
----------------------                                                        ------------

DEMAND NOTES                              0.1%
------------
             Sara Lee
$ 57,476       5.467   12/31/31                                           $         45,987
                                                                                    ------
TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST $45,987)                                                            45,987
                                                                                    ------
TOTAL INVESTMENTS
(COST BASIS $42,687,25                   99.8%                                  50,227,030

CASH AND OTHER ASSETS, LESS
    LIABILITIES                           0.2%                                     103,692
                                                                                   -------

TOTAL NET ASSETS                        100.0%                                  50,330,722
                                                                                ----------
                                                                                ----------

*  Non-income producing stocks.



The accompanying notes to the financial statements are an integral part of this schedule.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                DECEMBER 31, 1995


SHARES OR
PRINCIPAL
---------
EQUITIES                                             73.3%                        MARKET VALUE
--------
AEROSPACE & DEFENSE                                   1.3%                        ------------
-------------------
        1,600      AMR Corporation *                                            $      118,800
        2,100      Comair Holdings Incorporated                                         56,438
        1,200      Delta Airlines                                                       88,650
        1,000      McDonnell Douglas Corporation                                        92,000
          600      Northwest Airlines Corporation                                       30,600
        1,000      United Technologies Incorporated                                     94,875
        1,400      Webb Del Corporation                                                 28,175
                                                                                        ------
                                                                                       509,538

AUTOMOTIVE                                            3.3%
----------
       20,000      Ford Motor Company                                                  580,000
        1,300      General Motors Corporation                                           68,738
       21,300      Harley Davidson Company                                             612,375
        1,600      Lear Seating Corporation *                                           46,400
                                                                                        ------
                                                                                     1,307,513

BANKS                                                 4.3%
-----
        1,900      Bank of Boston Corporation                                           87,875
       10,000      Barnett Banks Incorporated                                          590,000
        1,400      Chase Manhattan Corporation                                          84,875
       10,900      Citicorp                                                            733,025
          700      Crestar Financial Corporation                                        41,388
          300      First Interstate Bancorp                                             40,950
        1,200      Long Island Bancorp Incorporated                                     31,650
        1,700      MidAtlantic Corporation                                             111,563
                                                                                       -------
                                                                                      1,721,326

BASIC INDUSTRIES                                      0.9%
----------------
          500      Applied Materials Incorporated *                                     19,688
        2,000      Aluminum Company of America                                         105,750
        2,600      Asarco Incorporated                                                  83,200
        3,100      Lennar Corporation                                                   77,888
          900      Reynolds Metals                                                      50,963
        1,000      USG Corporation                                                      30,000
                                                                                        ------
                                                                                       367,489


The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                              MARKET VALUE
--------------------                                                              ------------
CHEMICALS                                             3.9%
---------
        1,500      Air Products & Chemicals Incorporated                        $       79,125
          700      Dow Chemical Company                                                 49,263
        9,200      E.I. duPont de Nemours and Company                                  642,850
          900      Iowa Beef Processing                                                 45,450
          500      Olin Corporation                                                     37,125
       15,000      Minerals Technologies Incorporated                                  547,500
        1,300      Mississippi Chemical Corporation                                     30,225
        3,100      Praxair Incorporated                                                104,238
                                                                                       -------
                                                                                     1,535,776


COMMUNICATION                                         2.1%
-------------
       11,000      Dun & Bradstreet Corporation                                        712,250
        1,300      Harcourt General Incorporated                                        54,438
        1,700      Time Warner Incorporated                                             64,388
                                                                                        ------
                                                                                       831,076



COMPUTERS & OFFICE EQUIPMENT                          6.1%
----------------------------
       15,000      Astra ADR                                                           596,250
        2,950      Bay Networks *                                                      121,319
        1,000      Ceridian Corporation                                                 41,250
        2,100      Compaq Computers Corporation *                                      100,800
        2,050      Computer Associates                                                 116,594
        3,000      Computervision Corporation                                           46,125
          900      CompUSA Incorporated *                                               28,013
          600      Intel Corporation                                                    34,050
        1,700      International Business Machines Corporation                         155,975
        1,300      Softkey International Incorporated                                   30,063
        2,100      Sun Microsystems                                                     95,813
        1,400      Symantec Corporation                                                 32,550
       55,000      Tandem Computer Incorporated *                                      584,375
        8,000      Wallace Computer Services Incorporated                              437,000
                                                                                       -------
                                                                                     2,420,177



The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                              MARKET VALUE
--------------------                                                              ------------
CONSTRUCTION                                          1.8%
------------
       20,000      Masco Corporation                                            $      627,500
        2,000      Owens Corning                                                        89,750
                                                                                        ------
                                                                                       717,250

CONSUMER NON-DURABLES                                 4.1%
---------------------
       19,000      American Greetings Company                                          524,875
       10,000      Bandag Incorporated                                                 541,250
          800      First Brands Corporation                                             38,100
       34,300      Juno Lighting                                                       548,800
                                                                                       -------
                                                                                     1,653,025


ELECTRONICS                                           3.6%
-----------
        2,100      Eaton Corporation                                                   112,613
        9,500      General Electric Company                                            684,000
        2,000      Memc Electronic Materials                                            65,250
       23,000      National Semiconductor *                                            511,750
          500      Nellcor Puritan Bennett, Incorporated                                29,000
        1,000      Solectron Corporation                                                44,125
                                                                                        ------
                                                                                     1,446,738


ENERGY & RELATED                                      3.2%
----------------
        1,800      Apache Corporation                                                   53,100
        1,400      British Petroleum PLC ADR's                                         142,975
        1,800      Cairn Energy USA                                                     25,200
          300      Chesapeake Energy Corporation                                        14,963
        1,200      Ensco International Incorporated *                                   23,000
          500      Kerr-McGee Company                                                   31,750
        4,600      Occidental Petroleum Corporation                                     98,325
        3,400      Oryx Energy                                                          45,475
       50,300      Owens Illinois Incorporated *                                       729,350
          800      Sonat Offshore Drilling Incorporated                                 35,800
        1,900      Ultramar Corporation                                                 48,925
        1,400      Western Atlas Incorporated *                                         45,450
                                                                                        ------
                                                                                     1,294,313


The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                              MARKET VALUE
--------------------                                                              ------------
ENTERTAINMENT & LEISURE                               0.6%
-----------------------
        1,500      Mirage Resorts Incorporated                                  $       51,750
        1,500      Patriot American Hospitality                                         38,625
        1,082      Viacom Incorporated- Class B                                         51,260
        1,500      Walt Disney Company                                                  88,500
                                                                                        ------
                                                                                       230,135


FINANCIAL                                             0.7%
---------
        1,300      First USA Incorporated                                               57,688
        4,400      Liberty Property Beneficial Trust                                    91,300
        2,400      North American Mortgage Company                                      51,000
        1,100      Travelers Group Incorporated                                         69,163
                                                                                        ------
                                                                                       269,151


FINANCIAL SERVICES                                    4.3%
------------------
        2,100      Dean Witter Discover  Company                                        98,700
        5,300      Federal National Mortgage Association                               657,863
        1,600      Green Tree Financial Corporation                                     42,200
        2,375      Money Store Incorporated                                             37,109
          800      Primark Corporation                                                  24,000
       10,000      Student Loan Corporation                                            340,000
        7,000      Student Loan Marketing Association                                  461,125
        2,300      WFS Financial Incorporated                                           44,850
                                                                                        ------
                                                                                     1,705,847


FOOD, BEVERAGES & TOBACCO                             2.5%
-------------------------
        1,300      CPC International Incorporated                                       89,213
        9,000      Anheuser-Busch Companies, Incorporated                              601,875
          400      Castle & Cooke Incorporated                                           6,700
        1,200      Dole Foods Company                                                   42,000
        2,200      Nabisco Holdings Corporation                                         71,775
          700      Ralston Purina                                                       43,663
        2,700      Sara Lee Corporation                                                 86,063
        1,500      Seagrams LTD                                                         51,938
                                                                                        ------
                                                                                       993,227

The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                              MARKET VALUE
--------------------                                                              ------------
HEALTH CARE                                           5.0%
-----------
        1,400      American Home Products Corporation                           $      135,800
       18,400      Baxter International Incorporated                                   770,500
        1,100      Elan Corporation ADS                                                 53,488
        1,745      Guidant Corporation                                                  73,726
        1,000      HealthCare COMPARE Corporation                                       43,500
        1,000      Lilly Eli & Company                                                  56,250
        3,000      Ornda Healthcorp                                                     69,750
        1,400      Pfizer Incorporated                                                  88,200
       18,000      Pharmacia Akitiebolag ADR                                           697,500
                                                                                       -------
                                                                                     1,988,714


INSURANCE                                             4.0%
---------
        1,500      AETNA Life & Casualty Company                                       103,875
        1,410      Allstate Corporation                                                 57,986
        5,900      American International Group Incorporated                           545,750
        1,100      CIGNA Corporation                                                   113,575
        1,000      Potash Corporation                                                   70,875
       12,300      Progressive Corporation Ohio                                        601,163
        2,900      Prudential Reinsurance Holdings                                      67,788
        2,800      US F&G Corporation                                                   47,250
                                                                                        ------
                                                                                     1,608,262

PAPER & FOREST PRODUCTS                               1.1%
-----------------------
       44,000      Asia Pulp & Paper Company *                                         357,500
          900      Kimberly Clark Company                                               74,475
                                                                                        ------
                                                                                       431,975

PETROLEUM                                             2.8%
---------
        1,000      Diamond Offshore Drilling                                            33,750
        2,100      Enron                                                                50,400
          800      Exxon Corporation                                                    64,100
          500      Mobil Corporation                                                    56,000
        1,500      Tenneco Incorporated                                                 74,438
          900      Texaco                                                               70,650
       35,000      YPF S.A. ADR                                                        756,875
                                                                                       -------
                                                                                     1,106,213

The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                              MARKET VALUE
--------------------                                                              ------------
RAILROAD                                              1.5%
--------
        1,900      Conrail Incorporated                                         $      133,000
       15,400      Trinity Industries                                                  485,100
                                                                                       -------
                                                                                       618,100


RETAIL STORES                                         2.1%
-------------
       15,000      Kroger Company                                                      562,500
        1,500      Rite Aid Corporation                                                 51,375
        1,500      Safeway Incorporated *                                               77,250
        2,300      Sears Roebuck & Company                                              89,700
          800      Tiffany & Company                                                    40,300
                                                                                        ------
                                                                                       821,125


SERVICES                                              3.0%
--------
       29,000      COMSAT Corporation                                                  540,125
        2,100      John Deere & Company                                                 74,025
        1,100      Olsten Corporation                                                   43,450
        1,400      Quality Dining                                                       33,950
       70,000      Ryans Family Steak Houses Incorporated *                            490,000
                                                                                       -------
                                                                                     1,181,550


TECHNOLOGY                                            6.1%
----------
        1,200      Amgen                                                                71,250
        1,200      Biogen Incorporated                                                  73,800
          600      Cephalon Incorporated                                                24,450
          500      Hewlett-Packard Company                                              41,875
        1,000      Komag Incorporated *                                                 46,125
        1,600      Millipore Corporation                                                65,800
          400      Micron Technology Incorporated                                       15,850
       18,000      Northern Telecom                                                    774,000
       20,000      WMX Technologies Incorporated                                       597,500
        5,300      Xerox Corporation                                                   726,100
                                                                                       -------
                                                                                     2,436,750



The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                                              MARKET VALUE
--------------------                                                              ------------
TEXTILE & APPAREL                                     0.5%
-----------------
        1,500      Liz Claiborne Incorporated                                   $       41,625
          600      Nautica Enterprises Incorporated                                     26,250
        2,100      NIKE, Incorporated                                                  146,213
                                                                                       -------
                                                                                       214,088


UTILITIES -ELECTRIC                                   0.8%
-------------------
        3,500      General Public Utilities                                            119,000
        3,900      Illinova Corporation                                                117,000
        3,200      Ohio Edison Company                                                  75,200
                                                                                        ------
                                                                                       311,200



UTILITIES -TELEPHONE                                  2.2%
--------------------
       12,000      Ameritech Corporation                                               708,000
        2,100      GTE Corporation                                                      92,400
        1,800      Worldcom Incorporated                                                63,450
                                                                                        ------
                                                                                       863,850



MISCELLANEOUS                                         1.6%
-------------
          900      Excel Limited                                                        54,900
          600      Input/Output, Incorporated                                           34,650
          900      Mallinckrodt Groupe Incorporated                                     32,738
          600      Novellus Systems, Incorporated                                       32,400
        1,800      Repsol S.A.  ADS                                                     59,175
       50,000      Vans Incorporated                                                   418,750
          700      Wolverine World Wide                                                 22,035
                                                                                        ------
                                                                                       654,648


TOTAL COMMON STOCK (COST $24,730,855)                                               29,239,056




The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL
 ---------
 TOTAL LONG-TERM OBLIGATIONS                                   25.1%               MARKET VALUE
 ---------------------------                                                       ------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS                        14.0%
 --------------------------------------
                   United States Treasury Bonds Stripped
 $  3,245,000       0.000%   02/15/20                                            $      733,710

                   United States Treasury Bonds
       50,000       6.250%   08/15/23                                                    51,406
      125,000       7.625%   02/15/25                                                   152,773

                   United States Treasury Notes
(A)   600,000       5.625%   10/31/97                                                   604,688
      870,000       6.250%   08/31/00                                                   900,721

                   Federal Home Loan Mortgage Corporation
    1,500,000       7.000%   01/01/26                                                 1,515,000
      200,000       7.500%   01/01/26                                                   205,313

                   Federal National Mortgage Association
      601,410       9.000%   08/01/07                                                   636,995

                   Government National Mortgage Association
                   (mortgage-backed securities)
      218,332      10.000%   12/15/20                                                   240,634
      522,370       7.000%   06/20/25                                                   535,430
                                                                                        -------
 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                         5,576,670



 ASSET BACKED OBLIGATIONS                              2.0%
                   First USA Credit Card Trust
      100,000       6.240%   10/15/04  Series 1995-2                                    100,215

                   MBNA Credit Card Master Trust
      100,000       6.207%   04/15/05  Series 1995-JA                                   100,042

                   Resolution Trust Corporation
      351,157       6.622%   09/25/21  Series 1992-9                                    340,178
      250,010       7.196%   06/25/24                                                   246,884
                                                                                        -------
 TOTAL ASSET BACKED OBLIGATIONS                                                         787,319

The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL
 ---------
 TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                        MARKET VALUE
 ---------------------------------------                                        ------------
 CORPORATE OBLIGATIONS                                 9.1%
 ---------------------
 AEROSPACE & DEFENSE                                   0.5%
 -------------------
                  United Airlines
$   150,000        11.210%   05/01/14                                                199,848



 AUTOMOTIVE                                            0.3%
 ----------
                  General Motors Corporation
    100,000        7.400%   09/01/25                                                 106,330



 BANK                                                  0.9%
 ----
                  Banque Paribas
    200,000        6.875%   03/01/09                                                 200,250

                  Wachovia Bank
    140,000        4.500%   02/16/96                                                 139,901
                                                                                     -------
                                                                                     340,151


 COMMUNICATION                                         0.7%
 -------------
                  Time Warner Company
    250,000        8.375%   07/15/33                                                 273,463



 ELECTRONICS                                           1.4%
 -----------
                  Hydro-Quebec
    300,000        8.250%   04/15/26                                                 343,050

                  Niagara Mohawk Power
    240,000        7.750%   05/15/06                                                 227,068
                                                                                     -------
                                                                                     570,118




The accompanying notes to the financial statements are an integral part of this schedule.

                       PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL
 ---------
 TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                        MARKET VALUE
 ---------------------------------------                                        ------------
 CORPORATE OBLIGATIONS (CONTINUED)
 ---------------------------------
 FINANCIAL                                             3.5%
 ---------
                  Commercial Credit Company
$   350,000        7.875%   02/01/25                                          $      399,335

                  Equitable Companies
    240,000        9.000%   12/15/04                                                 275,171

                  Ford Motor  Credit Company
     30,000        8.875%   08/01/96                                                  30,566

                  General Electric Capital Corporation
    260,000        4.950%   10/30/03                                                 299,547

                  ITT Financial Corporation
     50,000        6.750%   11/15/05                                                  51,248
     70,000        7.375%   11/15/15                                                  72,207

                  Long Island Lighting
    240,000        9.625%   07/01/24                                                 255,042
                                                                                     -------
                                                                                   1,383,116


 TELECOMMUNICATION                                     1.3%
 -----------------
                  TCI Communications Incorporated
    240,000        8.750%   08/01/15                                                 264,884

                  US West Communications
    250,000        7.125%   11/15/43                                                 257,522
                                                                                     -------
                                                                                     522,406

 MISCELLANEOUS                                         0.5%
 -------------
                  News American Holdings
    200,000        8.875%   04/26/23                                                 238,595
                                                                                     -------
 TOTAL CORPORATE OBLIGATIONS                                                       3,634,027
                                                                                   ---------

 TOTAL LONG-TERM OBLIGATIONS
 (COST $9,476,576)                                                                 9,998,016
                                                                                   ---------

The accompanying notes to the financial statements are an integral part of this schedule.

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)

 SHARES OR
 PRINCIPAL
 ---------
 TOTAL SHORT-TERM OBLIGATIONS                          5.5%                     MARKET VALUE
 ----------------------------                                                   ------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS                1.1%
 --------------------------------------
                  United States Treasury Bills
$   335,000        5.275%   01/11/96                                          $      334,529
    100,000        5.220%   03/21/96                                                  98,927
                                                                                  ----------
 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                        433,456

 COMMERCIAL PAPER                                      0.6%
 ----------------
                  Corporate Receivable Corporation
    250,000        5.750%   01/17/9631                                               249,361

 DEMAND NOTES                                          3.8%
 ------------
                  General Mills Demand Note
    675,962        5.490%   12/31/31                                                 675,962

                  Sara Lee Demand Note
     12,236        5.467%   12/31/31                                                  11,046

                  Pitney Bowes Demand Note
    203,655        5.487%   12/31/31                                                 203,655

                  Warner Lambert Demand Note
    760,667        5.458%   12/31/31                                                 518,995

                  Wisconsin Electric Demand Note
     95,875        5.528%   12/31/31                                                  95,875
                                                                                     -------
 TOTAL DEMAND NOTES                                                                1,505,533

 TOTAL SHORT-TERM OBLIGATIONS
 (AMORTIZED COST $2,188,350)                                                       2,188,350
                                                                                   ---------
 TOTAL INVESTMENTS
 (COST BASIS $36,395,781)                            103.9%                       41,425,422

 CASH AND OTHER ASSETS, LESS
  LIABILITIES                                        -3.9%                        (1,535,958)
                                                                                  ----------
 TOTAL NET ASSETS                                    100.0%                       39,889,464
                                                                                  ----------
                                                                                  ----------

* Non-income producing stocks.
The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS (UNAUDITED)



     (A) 50,000 pledged as margin for S&P 500 futures contracts. The Portfolio had the following open S&P 500 futures contracts at December 31, 1995:



                                                                    UNREALIZED
     NUMBER OF                                                      GAIN (LOSS)
     CONTRACTS           TYPE                     EXPIRATION     DECEMBER 31, 1995
     ---------           ----                     ----------     -----------------
     1 Short        S&P 500 Stock Index           March 1996           $2,850










     The accompanying notes to the financial statements are an integral part of this schedule.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1995
(UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                          FULL                LIMITED
                                                          MATURITY            MATURITY            DIVERSIFIED
                                                          FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at market value                              $ 58,415,959       $ 183,214,261        $ 50,227,030        $ 41,425,422
Receivable for investments sold                                     --              52,057                  --              48,002
Cash                                                             5,014               5,105              14,199               9,560
Dividends and interest receivable                              728,397           2,280,105             108,100             173,618
Prepaid insurance                                                3,196              12,635               2,267               2,803
                                                          ------------       -------------        ------------        ------------
  Total Assets                                            $ 59,152,566       $ 185,564,163        $ 50,351,596        $ 41,659,405

LIABILITIES:

Payable for investments purchased                         $  6,294,586       $          --        $         --         $ 1,741,612
Payable for dividends                                           43,128             183,810                  --                  --
Accrued expenses and other
  liabilities                                                   24,295              82,238              20,824              28,329
                                                          ------------       -------------        ------------        ------------

  Total Liabilities                                          6,362,009             266,048              20,824           1,769,941
                                                          ------------       -------------        ------------        ------------

NET ASSETS                                                $ 52,790,557       $ 185,298,115        $ 50,330,772        $ 39,889,464
                                                          ------------       -------------        ------------        ------------
                                                          ------------       -------------        ------------        ------------
Net Assets consist of:
Capital Stock ($0.01 par value
  and 200 million shares
  authorized) and Paid-in Capital                         $ 52,352,127       $ 185,381,799        $ 41,268,392        $ 34,272,308
Undistributed
  net investment income                                             --                  --              51,024             862,770
Accumulated net realized gain
  (loss) on investments sold                                (1,832,439)         (2,768,631)          1,471,585            (275,256)
Net unrealized appreciation of
  investments and futures                                    2,270,869           2,684,947           7,539,771           5,029,642
                                                          ------------       -------------        ------------        ------------
Total Net Assets                                          $ 52,790,557       $ 185,298,115        $ 50,330,772        $ 39,889,464
                                                          ------------       -------------        ------------        ------------
                                                          ------------       -------------        ------------        ------------

Number of Shares Outstanding
  at the end of period                                       5,176,157          17,930,487           3,136,350           3,164,446
                                                          ------------       -------------        ------------        ------------

NET ASSET VALUE
Per Share                                                       $10.20              $10.33              $16.05              $12.61
                                                          ------------       -------------        ------------        ------------
                                                          ------------       -------------        ------------        ------------





The accompanying notes to the financial statements are an integral part of these statements.

-------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR SIX-MONTHS ENDED DECEMBER 31, 1995
(UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                          FULL                LIMITED
                                                          MATURITY            MATURITY            DIVERSIFIED
                                                          FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income                                           $ 1,613,258         $ 5,949,819         $    39,668         $   475,823
Dividends                                                          --                  --             508,518             284,091
                                                          -----------         -----------         -----------         -----------

Total investment income                                   $ 1,613,258         $ 5,949,819         $   548,186         $   759,914

EXPENSES:

Custodian fees                                            $     9,838         $    19,584         $     8,264         $    12,347
Accounting fees                                                18,544              33,615              15,233              16,328
Transfer agent fees                                             3,153              11,998               2,881               2,949
Legal fees                                                      2,890               2,890               2,890               2,890
Audit and tax return fees                                       6,400               6,400               6,400               6,400
Director fees and expenses                                      2,613               2,613               2,613               2,613
Officers and directors insurance                                3,835              15,162               2,720               3,364
Administrative and other fees                                  12,195              50,671              14,906              10,037
                                                          -----------         -----------         -----------         -----------

Total Expenses                                            $    59,468         $   142,933         $    55,907         $    56,928

NET INVESTMENT INCOME                                     $ 1,553,790         $ 5,806,886         $   492,279         $   702,986

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS

Net realized gain on
  investments sold                                            770,022           1,122,033           3,117,221           3,097,324
Net realized loss on
  closed futures contracts                                         --                  --                  --             (63,671)
Net change in unrealized appreciation
  of investments                                              963,356             931,078           2,709,533             884,044
                                                          -----------         -----------         -----------         -----------

NET GAIN ON INVESTMENTS                                     1,733,378           2,053,111           5,826,754           3,917,697
                                                          -----------         -----------         -----------         -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $ 3,287,168         $ 7,859,997         $ 6,319,033         $ 4,620,683
                                                          -----------         -----------         -----------         -----------
                                                          -----------         -----------         -----------         -----------


The accompanying notes to the financial statements are an integral part of these statements.

-------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                                                     FULL MATURITY                          LIMITED MATURITY
                                                     FIXED INCOME PORTFOLIO                 FIXED INCOME PORTFOLIO
                                                     ----------------------------------     ------------------------------------
                                                     YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED
                                                     JUNE 30, 1995    DECEMBER 31, 1995     JUNE 30, 1995      DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                $  3,342,918     $  1,553,790          $  11,596,443      $  5,806,886
Net realized gain (loss) on investments
  sold and closed futures contracts                      (817,628)         770,022             (1,238,723)        1,122,033
Net change in unrealized appreciation
  of investments and futures                            3,055,280          963,356              3,886,124           931,078
                                                     ------------     ------------          -------------      ------------
Net increase in net assets
  resulting from operations                             5,580,570        3,287,168             14,243,844         7,859,997
                                                     ------------     ------------          -------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income                   (3,342,683)      (1,553,790)           (11,594,989)       (5,806,886)
Capital gains distribution                                     --               --                     --                --
                                                     ------------     ------------          -------------      ------------
Net decrease in net assets
  resulting from distributions                       $ (3,342,683)    $ (1,553,790)         $ (11,594,989)     $ (5,806,886)

SHARE TRANSACTIONS:

Subscriptions of fund shares                            2,165,737       14,796,617             78,507,554        23,289,332
Investment income dividends
  reinvested                                            2,919,216        1,233,791              9,423,494         4,636,181
Capital gains distribution
  reinvested                                                   --               --                     --                --
                                                     ------------     ------------          -------------      ------------
Gross increase in fund shares                           5,084,953       16,030,408             87,931,048        27,925,513
Redemptions of fund shares                            (16,200,704)      (4,847,648)           (93,265,901)      (31,536,665)
                                                     ---------------  ------------          -------------      ------------
Net increase (decrease) from
  share transactions                                  (11,115,751)      11,182,760             (5,334,853)       (3,611,152)
                                                     ------------     ------------          -------------      ------------
Net increase (decrease) in net assets                $ (8,877,864)    $ 12,916,138          $  (2,685,998)     $ (1,558,041)

TOTAL NET ASSETS:

Beginning of period                                    48,752,283       39,874,419            189,542,154       186,856,156
                                                     ------------     ------------          -------------      ------------

End of period                                        $ 39,874,419     $ 52,790,557          $ 186,856,156      $185,298,115
                                                     ------------     ------------          -------------      ------------
                                                     ------------     ------------          -------------      ------------

Undistributed net investment income                           235               --                     --                --
                                                     ------------     ------------          -------------      ------------
                                                     ------------     ------------          -------------      ------------


The accompanying notes to the financial statements are an integral part of these statements.

-------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                     DIVERSIFIED EQUITY PORTFOLIO           BALANCED PORTFOLIO
                                                     ----------------------------------     ------------------------------------
                                                     YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED
                                                     JUNE 30, 1995    DECEMBER 31, 1995     JUNE 30, 1995      DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                $    631,897     $    492,279          $   2,024,214      $    702,986
Net realized gain on investments
  sold and closed futures contracts                       954,231        3,117,221              1,096,459         3,033,653
Net change in unrealized appreciation
  of investments and futures                            3,907,331        2,709,533              4,122,641           884,044
                                                     ------------     ------------          -------------      ------------
Net increase in net assets resulting
  from operations                                       5,493,459        6,319,033              7,243,314         4,620,683
                                                     ------------     ------------          -------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income                     (591,777)        (487,659)            (1,289,346)         (642,803)
Capital gains distribution                             (2,541,447)      (2,212,939)            (1,975,282)       (3,650,612)
                                                     ------------     ------------          -------------      ------------
Net decrease in net assets
  resulting from distributions                       $ (3,133,224)    $ (2,700,598)         $  (3,264,628)     $ (4,293,415)

SHARE TRANSACTIONS:

Subscriptions of fund shares                           14,329,258        7,691,481              4,150,394           623,179
Investment income dividends
  reinvested                                              591,122          488,316              1,234,015           629,143
Capital gains distribution
  reinvested                                            2,541,447        2,212,939              1,866,512         3,409,871
                                                     ------------     ------------          -------------      ------------
Gross increase in fund shares                        $ 17,461,827     $ 10,392,736          $   7,250,921      $  4,662,193
Redemptions of fund shares                             (2,734,698)      (3,314,286)           (11,107,139)      (11,745,901)
                                                     ------------     ------------          -------------      ------------
Net increase (decrease) from
  share transactions                                   14,727,129        7,078,450             (3,856,218)       (7,083,708)
                                                     ------------     ------------          -------------      ------------
Net increase (decrease) in net assets                $ 17,087,364     $ 10,696,885          $     122,468      $ (6,756,440)

TOTAL NET ASSETS:

Beginning of period                                    22,546,523       39,633,887             46,523,436        46,645,904
                                                     ------------     ------------          -------------      ------------
End of period                                        $ 39,633,887     $ 50,330,772          $  46,645,904      $ 39,889,464
                                                     ------------     ------------          -------------      ------------
                                                     ------------     ------------          -------------      ------------
Undistributed net investment income                  $     46,405     $     51,024          $     802,585      $    862,770
                                                     ------------     ------------          -------------      ------------
                                                     ------------     ------------          -------------      ------------


The accompanying notes to the financial statements are an integral part of these statements.

-------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
(UNAUDITED)

NOTE 1.

SIGNIFICANT ACCOUNTING POLICIES

The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS

All securities are recorded at fair market value as of December 31, 1995. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES

The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin", equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Balanced Portfolio had S&P 500 Stock Index contracts open as of December 31, 1995.

INVESTMENT OBJECTIVES

FULL MATURITY FIXED INCOME PORTFOLIO

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the sale are less than the repurchase price. The Fund had no outstanding repurchase agreements as of December 31, 1995.

FEDERAL INCOME TAXES

No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law.

OTHER INFORMATION

The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.

FUND DISTRIBUTIONS

The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Balanced Portfolio and Diversified Equity Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Balanced Portfolio and Diversified Equity Portfolio were $0.19 and $0.17 per share, respectively, during the six months ended Decenber 31, 1995.

During the six months ended December 31, 1995, the Balanced and Diversified Equity Portfolios made a long-term capital gain distribution of $0.4866 and $0.4438 per share, respectively.

During the six months ended December 31, 1995, the Balanced and Diversified Equity Portfolios made a short-term capital gain distribution of $0.7470 and $0.2953 per share, respectively.

NOTE 3.

DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES

Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") receive $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt provides asset allocation consulting and certain other services. Fees of the investment managers are paid by Hewitt.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage).

The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of December 31, 1995, approximate expenses paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989 were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.

SHORT-TERM DEBT

To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the six months ended December 31, 1995, there were no borrowings.

NOTE 5.

INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the six months ended December 31, 1995, is presented below:

----------------------------------------------------------------------
----------------------------------------------------------------------
PORTFOLIO                         PURCHASES           SALES
----------------------------------------------------------------------
Full Maturity Fixed Income        $  59,341,741       $  45,476,039
Limited Maturity Fixed Income     $ 111,171,947       $ 124,950,604
Diversified Equity                $  23,298,199       $  16,308,396
Balanced                          $  29,362,719       $  35,324,016

----------------------------------------------------------------------


At December 31, 1995, gross unrealized appreciation and depreciation of investments on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                         COST OF INVESTMENTS
                                                         ---------------------------
                                                         FINANCIAL        FEDERAL
PORTFOLIO              APPRECIATION     DEPRECIATION     REPORTING        INCOME TAX
----------------------------------------------------------------------------------------
Full Maturity
  Fixed Income         $  2,478,631     $    207,762     $  56,145,090    $  56,145,090

Limited Maturity
  Fixed Income         $  2,718,603     $     33,656     $ 180,529,314    $ 180,529,314

Diversified Equity     $  8,738,996     $  1,199,225     $  42,687,259    $  42,687,259

Balanced               $  6,007,299     $    977,657     $  36,395,781    $  36,395,781
----------------------------------------------------------------------------------------

NOTE 6.

TRANSACTIONS IN CAPITAL STOCK SHARES

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                         -----------------------------------------------------------
                                         FULL           LIMITED
                                         MATURITY       MATURITY       DIVERSIFIED
                                         FIXED INCOME   FIXED INCOME   EQUITY         BALANCED
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
Transactions in capital stock shares
  were as follows:

Subscriptions of fund shares               1,495,773      2,282,097        486,315         47,309
Investment income dividends
   reinvested                                123,750        452,312         29,960         46,941
Capital gains distribution
   reinvested                                     --             --        139,442        273,885
                                         -----------    -----------    -----------    -----------
Gross increase in fund shares              1,619,523      2,734,409        655,717        368,135
Redemptions of fund shares                  (478,087)    (3,079,480)      (203,993)      (896,677)
                                         -----------    -----------    -----------    -----------
Net increase (decrease) in fund shares     1,141,436       (345,071)       451,724       (528,542)
Beginning of Year                          4,034,721     18,275,558      2,684,626      3,692,988
                                         -----------    -----------    -----------    -----------
End of Period                              5,176,157     17,930,487      3,136,350      3,164,446
                                         -----------    -----------    -----------    -----------
                                         -----------    -----------    -----------    -----------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                         FOR THE YEAR ENDED JUNE 30, 1995
                                         -----------------------------------------------------------
                                         FULL           LIMITED
                                         MATURITY       MATURITY       DIVERSIFIED
                                         FIXED INCOME   FIXED INCOME   EQUITY         BALANCED
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
Transactions in capital stock shares
  were as follows:

Subscriptions of fund shares                 228,554      7,784,289      1,014,426        355,698
Investment income dividends
   reinvested                                308,551        936,142         41,675        103,437
Capital gains distribution
   reinvested                                     --             --        200,588        166,802
                                         -----------    -----------    -----------    -----------
Gross increase in fund shares                537,105      8,720,431      1,256,689        625,937
Redemptions of fund shares                (1,645,123)    (9,226,451)      (194,347)      (921,372)
                                         -----------    -----------    -----------    -----------
Net increase (decrease) in fund shares    (1,108,018)      (506,020)     1,062,342       (295,435)
Beginning of Year                          5,142,739     18,781,578      1,622,284      3,988,423
                                         -----------    -----------    -----------    -----------
End of Year                                4,034,721     18,275,558      2,684,626      3,692,988
                                         -----------    -----------    -----------    -----------
                                         -----------    -----------    -----------    -----------

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             PERIOD ENDED (A)  YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             JUNE 30, 1989     JUNE 30, 1990     JUNE 30, 1991     JUNE 30, 1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.00          $  10.30          $  10.01          $  10.03

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.55*             0.78*             0.79*              0.75
  Net realized and unrealized gain (loss)
    on investments and futures                     0.30             (0.29)             0.02              0.64
                                               --------          --------          --------          --------
    Total from Investment Operations               0.85              0.49              0.81              1.39

  LESS DISTRIBUTIONS:
  Net investment income                           (0.55)            (0.78)            (0.79)            (0.75)
  Net realized capital gains                      (0.00)            (0.00)            (0.00)            (0.09)
                                               --------          --------          --------          --------
     Total Distributions                          (0.55)            (0.78)            (0.79)            (0.84)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  10.30          $  10.01          $  10.03          $  10.58
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)                8.60%             4.62%             7.87%            13.66%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $  1,422         $  11,134         $  19,893         $  47,500
Ratio of Expenses to Average Net Assets          0.50%*            0.50%*            0.50%*             0.42%
Ratio of Net Investment Income to
  Average Net Assets                             8.12%*            8.44%*            8.06%*             7.37%
Portfolio turnover rate                         234.20%           203.83%           411.24%           252.89%
---------------------------------------


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED         YEAR ENDED      SIX MONTHS ENDED
                                             JUNE 30, 1993     JUNE 30, 1994      JUNE 30, 1995   DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.58          $  10.76           $  9.48           $  9.88

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.72              0.59              0.65              0.33
  Net realized and unrealized gain (loss)
    on investments and futures                     0.53             (0.64)             0.40              0.32
                                               --------          --------          --------          --------
    Total from Investment Operations               1.25             (0.05)             1.05              0.65

  LESS DISTRIBUTIONS:
  Net investment income                           (0.72)            (0.59)            (0.65)            (0.33)
  Net realized capital gains                      (0.35)            (0.64)            (0.00)            (0.00)
                                               --------          --------          --------          --------
     Total Distributions                          (1.07)            (1.23)            (0.65)            (0.33)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  10.76          $   9.48          $   9.88          $  10.20
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)               11.98%            -1.43%            10.99%             6.42%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $  52,094         $  48,752         $  39,874         $  52,791
Ratio of Expenses to Average Net Assets           0.27%             0.24%             0.21%             0.24%
Ratio of Net Investment Income to
  Average Net Assets                              6.77%             5.67%             6.88%             6.34%
Portfolio turnover rate                         266.03%           331.63%           279.42%           103.53%
--------------------------------------

(*)Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A)Commencement date for the Full Maturity Fixed Income Portfolio was October 20, 1988.
(B)Total Return on Net Asset Value is net of the management fee of 0.50% per annum.

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             PERIOD ENDED (A)  YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             JUNE 30, 1989     JUNE 30, 1990     JUNE 30, 1991     JUNE 30, 1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.00          $  10.07           $  9.98          $  10.11

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.43*             0.77*             0.74*              0.64
  Net realized and unrealized gain (loss)
    on investments and futures                     0.07             (0.09)             0.13              0.45
                                               --------          --------          --------          --------
    Total from Investment Operations               0.50              0.68              0.87              1.09

  LESS DISTRIBUTIONS:
  Net investment income                           (0.43)            (0.77)            (0.74)            (0.64)
  Net realized capital gains                      (0.00)            (0.00)            (0.00)            (0.08)
                                               --------          --------          --------          --------
    Total Distributions                           (0.43)            (0.77)            (0.74)            (0.72)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  10.07          $   9.98          $  10.11          $  10.48
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------
TOTAL RETURN ON NET ASSET VALUE(B)                 5.01%             6.52%             8.49%            10.46%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $  6,284          $ 18,522          $ 30,151          $101,881
Ratio of Expenses to Average Net Assets          0.50%*            0.50%*            0.50%*             0.29%
Ratio of Net Investment Income to
  Average Net Assets                             8.49%*            8.04%*            7.49%*             6.02%
Portfolio turnover rate                           0.00%           137.50%           279.16%            99.86%
-------------------------------------


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED         YEAR ENDED      SIX MONTHS ENDED
                                             JUNE 30, 1993     JUNE 30, 1994      JUNE 30, 1995   DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.48          $  10.52          $  10.09          $  10.22

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.49              0.49              0.62              0.32
  Net realized and unrealized gain (loss)
    on investments and futures                     0.12             (0.32)             0.13              0.11
                                               --------          --------          --------          --------
    Total from Investment Operations               0.61              0.17              0.75              0.43

  LESS DISTRIBUTIONS:
  Net investment income                           (0.49)            (0.49)            (0.62)            (0.32)
  Net realized capital gains                      (0.08)            (0.11)            (0.00)            (0.00)
                                               --------          --------          --------          --------
    Total Distributions                           (0.57)            (0.60)            (0.62)            (0.32)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  10.52          $  10.09          $  10.22          $  10.33
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)                 5.49%             1.14%             7.19%             3.98%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $162,694          $189,542          $186,856          $185,298
Ratio of Expenses to Average Net Assets           0.17%             0.14%             0.12%             0.15%
Ratio of Net Investment Income to
  Average Net Assets                              4.66%             4.73%             6.17%             6.08%
Portfolio turnover rate                         167.38%           178.01%           155.12%            64.34%
-------------------------------------

(*)Reflects he waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
   (A)Commencement date for the Limited Maturity Fixed Income Portfolio was December 22, 1988.
   (B)Total Return on Net Asset Value is net of the management fee of 0.50% per annum.

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             PERIOD ENDED (A)  YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             JUNE 30, 1989     JUNE 30, 1990     JUNE 30, 1991     JUNE 30, 1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.00          $  11.16          $  11.42          $  11.47

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.35*             0.43*             0.35*             0.31*
  Net realized and unrealized gain
    on investments                                 1.12              0.52              0.08              1.52
                                               --------          --------          --------          --------
    Total from Investment Operations               1.47              0.95              0.43              1.83

  LESS DISTRIBUTIONS:
  Net investment income                           (0.31)            (0.44)            (0.34)            (0.31)
  Net realized capital gains                      (0.00)            (0.25)            (0.04)            (0.04)
                                               --------          --------          --------          --------
    Total Distributions                           (0.31)            (0.69)            (0.38)            (0.35)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  11.16          $  11.42          $  11.47          $  12.95
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)                14.45%             7.76%             3.24%            15.14%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $  3,556          $  7,920          $ 10,725          $ 13,878
Ratio of Expenses to Average Net Assets          0.50%*            0.50%*            0.50%*            0.50%*
Ratio of Net Investment Income to
  Average Net Assets                             4.88%*            4.45%*            3.37%*             2.13%
Portfolio turnover rate                          29.99%            33.57%            72.49%            65.89%
------------------------------------


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED         YEAR ENDED      SIX MONTHS ENDED
                                             JUNE 30, 1993     JUNE 30, 1994      JUNE 30, 1995   DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.95          $  13.95          $  13.90          $  14.76

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.25*             0.26              0.29              0.17
  Net realized and unrealized gain
    on investments                                 1.70              0.45              2.34              2.03
                                               --------          --------          --------          --------
    Total from Investment Operations               1.95              0.71              2.63              2.20

  LESS DISTRIBUTIONS:
  Net investment income                           (0.25)            (0.26)            (0.29)            (0.17)
  Net realized capital gains                      (0.70)            (0.50)            (1.48)            (0.74)
                                               --------          --------          --------          --------
    Total Distributions                           (0.95)            (0.76)            (1.77)            (0.91)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  13.95          $  13.90          $  14.76          $  16.05
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)                14.47%             4.21%            20.11%            14.57%


RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $ 21,087          $ 22,547          $ 39,634          $ 50,331
Ratio of Expenses to Average Net Assets          0.50%*            0.40%             0.31%             0.24%
Ratio of Net Investment Income to
  Average Net Assets                             1.90%             1.83%             2.30%              2.11%
Portfolio turnover rate                          45.87%           100.45%            68.12%            36.97%
-------------------------------------

(*)Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A)Commencement date for the Diversified Equity Portfolio was October 20, 1988.
(B)Total Return on Net Asset Value is net of the management fee of 0.75% per annum.

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             PERIOD ENDED (A)  YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             JUNE 30, 1989     JUNE 30, 1990     JUNE 30, 1991     JUNE 30, 1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.00          $  10.68          $  10.69          $  10.87

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.39*             0.56*             0.54*              0.44
  Net realized and unrealized gain (loss)
    on investments and futures                     0.64              0.11              0.21              1.16
                                               --------          --------          --------          --------
    Total from Investment Operations               1.03              0.67              0.75              1.60

  LESS DISTRIBUTIONS:
  Net investment income                           (0.35)            (0.56)            (0.57)            (0.44)
  Net realized capital gains                      (0.00)            (0.10)            (0.00)            (0.00)
                                               --------          --------          --------          --------
    Total Distributions                           (0.35)            (0.66)            (0.57)            (0.44)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  10.68          $  10.69          $  10.87          $  12.03
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)                 9.96%             5.34%             6.62%            13.99%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $ 13,545          $ 34,565          $ 33,547          $ 34,853
Ratio of Expenses to Average Net Assets          0.50%*            0.50%*            0.50%*             0.38%
Ratio of Net Investment Income to
  Average Net Assets                             6.06%*            6.12%*            4.92%*             3.73%
Portfolio turnover rate                         106.23%           132.60%           201.36%           201.93%


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED         YEAR ENDED      SIX MONTHS ENDED
                                             JUNE 30, 1993     JUNE 30, 1994      JUNE 30, 1995   DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.03          $  12.76          $  11.66          $  12.63

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.44              0.42              0.32              0.19
  Net realized and unrealized gain (loss)
    on investments and futures                     1.18             (0.26)             1.44              1.21
                                               --------          --------          --------          --------
    Total from Investment Operations               1.62              0.16              1.76              1.40

  LESS DISTRIBUTIONS:
  Net investment income                           (0.44)            (0.42)            (0.32)            (0.19)
  Net realized capital gains                      (0.45)            (0.84)            (0.47)            (1.23)
                                               --------          --------          --------          --------
    Total Distributions                           (0.89)            (1.26)            (0.79)            (1.42)
                                               --------          --------          --------          --------

NET ASSET VALUE, END OF PERIOD                 $  12.76          $  11.66          $  12.63          $  12.61
                                               --------          --------          --------          --------
                                               --------          --------          --------          --------

TOTAL RETURN ON NET ASSET VALUE(B)                13.02%             0.29%            14.97%            10.89%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $ 41,313          $ 46,523          $ 46,646          $ 39,889
Ratio of Expenses to Average Net Assets           0.31%             0.26%             0.21%             0.26%
Ratio of Net Investment Income to
  Average Net Assets                              3.51%             3.39%             4.12%             3.17%
Portfolio turnover rate                         132.14%           208.31%           160.41%            70.22%

--------------------
(*)Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
  (A)Commencement date for the Balanced Portfolio was October 20, 1988.
  (B)Total Return on Net Asset Value is net of the management fee of 0.75% per annum.